Property, Equipment and Software, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Abstract]
Depreciation	$ 1,706	$ 2,331	$ 1,381